8. Subordinated Debt: Maturity and redemption information relating to Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Maturity and redemption information relating to Subordinated Debt

	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity	Based on Interest
	Date	Adjustment Period

2014	$8,522,799	$27,069,230
2015	9,535,013	9,485,881
2016	9,618,228	1,383,541
2017	12,702,467	2,439,855
	$40,378,507	$40,378,507